Balance Sheet Details – Current Assets and Current Liabilities	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details – Current Assets and Current Liabilities

5. Balance Sheet Details – Current Assets and Current Liabilities

Current assets consisted of the following as of September 30, 2023 and December 31, 2022 (in thousands):

	As of September 30,	As of December 31,
	2023	2022

Prepaid directors and officers insurance	$1,706	$-
Other prepaid expenses	93	-
Total prepaid expenses and other current assets	$1,799	$-

Current liabilities consisted of the following as of September 30, 2023 and December 31, 2022 (in thousands):

	As of September 30,	As of December 31,
	2023	2022

Professional service fees	$1,615	$2,246
Accrued directors & officers insurance	1,066	-
Convertible promissory note payable	804	-
Option liability, current portion	742	-
Notes payable, current portion	177	-
Other	131	-
Accounts payable	35	-
Payroll	33	338
Income taxes payable	-	-
Total current liabilities	$4,603	$2,584